Business Combinations (Schedule Of Purchase Price And Allocation of The Purchase) (Details) (USD $)	0 Months Ended	3 Months Ended
	Sep. 30, 2014	Oct. 31, 2014	Jul. 31, 2014
Cash - net	$ 4,200,000
Goodwill		17,666,000	12,367,000
Ready2Ride [Member]
Cash - net		500,000
Assumed liabilities		$ 419,000